Property, plant and equipment - Changes in Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in property, plant and equipment [abstract]
Opening net book amount	$ 1,358,292	$ 1,493,220
Exchange differences	156,714	(181,077)
Additions	204,829	169,290
Revaluation surplus	(126,675)	41,490
Reclassification from investment property	1,380	3,127
Transfers	0	0
Disposals	(4,317)	(13,320)
Disposals of subsidiaries		(13,496)
Reclassification to non-income tax credits	(303)	(363)
Depreciation	(167,297)	(140,579)
Closing net book amount	1,422,623	1,358,292
Cost
Changes in property, plant and equipment [abstract]
Opening net book amount	2,620,999	2,615,348
Closing net book amount	2,852,627	2,620,999
Accumulated amortization
Changes in property, plant and equipment [abstract]
Opening net book amount	(1,262,707)	(1,122,128)
Closing net book amount	(1,430,004)	(1,262,707)
Farmlands
Changes in property, plant and equipment [abstract]
Opening net book amount	694,166	709,585
Exchange differences	142,390	(36,422)
Additions	0	0
Revaluation surplus	(126,675)	41,490
Reclassification from investment property	1,380	3,127
Transfers	0	0
Disposals	0	(10,118)
Disposals of subsidiaries		(13,496)
Reclassification to non-income tax credits	0	0
Depreciation	0	0
Closing net book amount	711,261	694,166
Farmlands | Cost
Changes in property, plant and equipment [abstract]
Opening net book amount	694,166	709,585
Closing net book amount	711,261	694,166
Farmlands | Accumulated amortization
Changes in property, plant and equipment [abstract]
Opening net book amount	0	0
Closing net book amount	0	0
Farmland improvements
Changes in property, plant and equipment [abstract]
Opening net book amount	21,585	25,280
Exchange differences	2,772	(432)
Additions	169	0
Revaluation surplus	0	0
Reclassification from investment property	0	0
Transfers	(4,773)	(177)
Disposals	(8)	0
Disposals of subsidiaries		0
Reclassification to non-income tax credits	0	0
Depreciation	(3,166)	(3,086)
Closing net book amount	16,579	21,585
Farmland improvements | Cost
Changes in property, plant and equipment [abstract]
Opening net book amount	44,278	44,887
Closing net book amount	42,438	44,278
Farmland improvements | Accumulated amortization
Changes in property, plant and equipment [abstract]
Opening net book amount	(22,693)	(19,607)
Closing net book amount	(25,859)	(22,693)
Buildings and facilities
Changes in property, plant and equipment [abstract]
Opening net book amount	177,604	232,720
Exchange differences	20,923	(55,368)
Additions	11,681	11,279
Revaluation surplus	0	0
Reclassification from investment property	0	0
Transfers	23,049	10,101
Disposals	(126)	(73)
Disposals of subsidiaries		0
Reclassification to non-income tax credits	0	0
Depreciation	(25,452)	(21,055)
Closing net book amount	207,679	177,604
Buildings and facilities | Cost
Changes in property, plant and equipment [abstract]
Opening net book amount	379,666	413,727
Closing net book amount	435,193	379,666
Buildings and facilities | Accumulated amortization
Changes in property, plant and equipment [abstract]
Opening net book amount	(202,062)	(181,007)
Closing net book amount	(227,514)	(202,062)
Machinery, equipment, furniture and fittings
Changes in property, plant and equipment [abstract]
Opening net book amount	95,905	206,273
Exchange differences	(4,804)	(112,657)
Additions	55,463	52,350
Revaluation surplus	0	0
Reclassification from investment property	0	0
Transfers	13,471	16,182
Disposals	(4,078)	(3,092)
Disposals of subsidiaries		0
Reclassification to non-income tax credits	(303)	(363)
Depreciation	(72,471)	(62,788)
Closing net book amount	83,183	95,905
Machinery, equipment, furniture and fittings | Cost
Changes in property, plant and equipment [abstract]
Opening net book amount	743,444	791,024
Closing net book amount	803,193	743,444
Machinery, equipment, furniture and fittings | Accumulated amortization
Changes in property, plant and equipment [abstract]
Opening net book amount	(647,539)	(584,751)
Closing net book amount	(720,010)	(647,539)
Bearer plants
Changes in property, plant and equipment [abstract]
Opening net book amount	304,829	253,520
Exchange differences	(34,433)	30,864
Additions	88,530	72,592
Revaluation surplus	0	0
Reclassification from investment property	0	0
Transfers	149	0
Disposals	0	0
Disposals of subsidiaries		0
Reclassification to non-income tax credits	0	0
Depreciation	(64,093)	(52,147)
Closing net book amount	294,982	304,829
Bearer plants | Cost
Changes in property, plant and equipment [abstract]
Opening net book amount	676,516	573,060
Closing net book amount	730,762	676,516
Bearer plants | Accumulated amortization
Changes in property, plant and equipment [abstract]
Opening net book amount	(371,687)	(319,540)
Closing net book amount	(435,780)	(371,687)
Others
Changes in property, plant and equipment [abstract]
Opening net book amount	6,463	6,684
Exchange differences	20,567	(617)
Additions	2,615	1,877
Revaluation surplus	0	0
Reclassification from investment property	0	0
Transfers	104	59
Disposals	(63)	(37)
Disposals of subsidiaries		0
Reclassification to non-income tax credits	0	0
Depreciation	(2,115)	(1,503)
Closing net book amount	27,571	6,463
Others | Cost
Changes in property, plant and equipment [abstract]
Opening net book amount	25,189	23,907
Closing net book amount	48,412	25,189
Others | Accumulated amortization
Changes in property, plant and equipment [abstract]
Opening net book amount	(18,726)	(17,223)
Closing net book amount	(20,841)	(18,726)
Work in progress
Changes in property, plant and equipment [abstract]
Opening net book amount	57,740	59,158
Exchange differences	9,299	(6,445)
Additions	46,371	31,192
Revaluation surplus	0	0
Reclassification from investment property	0	0
Transfers	(32,000)	(26,165)
Disposals	(42)	0
Disposals of subsidiaries		0
Reclassification to non-income tax credits	0	0
Depreciation	0	0
Closing net book amount	81,368	57,740
Work in progress | Cost
Changes in property, plant and equipment [abstract]
Opening net book amount	57,740	59,158
Closing net book amount	81,368	57,740
Work in progress | Accumulated amortization
Changes in property, plant and equipment [abstract]
Opening net book amount	0	0
Closing net book amount	$ 0	$ 0